Pension Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension Liability [Abstract]
Projected benefit obligations percentage rate	10.00%
Amortization	$ 0	$ 0
Accumulated other comprehensive loss	108,853	(158,073)
Accumulated benefit obligation	$ 2,213,177	$ 809,028